Interest-Bearing Loans and Borrowings - Summary of Series of Bonds (Detail) - USD ($) $ in Millions	Mar. 22, 2024	Mar. 21, 2024
Three Point Nine Five Percent Bonds Due Twenty Second March Two Thousand And Fourty Four [Member]
Disclosure of detailed information about borrowings [line items]
Issue date	22 March 2024
Aggregate principal amount	$ 1,500
Currency	EUR
Interest rate	3.95%
Maturity date	22 March 2044
Issuer	ABISA
Three Point Seven Five Percent Bonds Due Twenty Second March Two Thousand And Thirty Seven [Member]
Disclosure of detailed information about borrowings [line items]
Issue date	22 March 2024
Aggregate principal amount	$ 1,500
Currency	EUR
Interest rate	3.75%
Maturity date	22 March 2037
Issuer	ABISA
Three Point Four Five Percent Bonds Due Twenty Second Spetember Two Thousand And Thirty One [Member]
Disclosure of detailed information about borrowings [line items]
Issue date	22 March 2024
Aggregate principal amount	$ 1,000
Currency	EUR
Interest rate	3.45%
Maturity date	22 September 2031
Issuer	ABISA
Five Percent Bonds Due Fifteenth June Two Thousand And Twenty Four [Member]
Disclosure of detailed information about borrowings [line items]
Issue date		21 March 2024
Aggregate principal amount		$ 1,000
Currency		USD
Interest rate		5.00%
Maturity date		15 June 2034
Issuer		ABIWW